UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178

13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory Heyman
Title:    Chief Compliance Officer
Phone:    (212) 984-8825

Signature, Place and Date of Signing:


/s/ Gregory Heyman             New York, New York          November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $ 835,806
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL   DISCRETION   MNGRS  SOLE       SHRD NONE
--------------                --------------    -----       -------   -------    --- ----   ----------   -----  ----       ---- ----
AMAZON COM INC                COM              023135106    35,944       385,000  SH        SOLE         N/A       385,000 0    0
APPLE INC                     COM              037833100    77,847       420,000  SH        SOLE         N/A       420,000 0    0
BANK OF AMERICA CORPORATION   COM              060505104    28,764     1,700,000  SH        SOLE         N/A     1,700,000 0    0
BARCLAYS BK PLC               IPMS INDIA ETN   06739F291    18,268       310,000  SH        SOLE         N/A       310,000 0    0
CITIGROUP INC                 COM              172967101    40,269     8,320,000  SH        SOLE         N/A     8,320,000 0    0
COOPER INDUSTRIES PLC         SHS              G24140108    33,813       900,000  SH        SOLE         N/A       900,000 0    0
E TRADE FINANCIAL CORP        COM              269246104    36,750    21,000,000  SH        SOLE         N/A    21,000,000 0    0
FASTENAL CO                   COM              311900104    19,350       500,000  SH        SOLE         N/A       500,000 0    0
IMS HEALTH INC                COM              449934108    22,258     1,450,000  SH        SOLE         N/A     1,450,000 0    0
INDIA FD INC                  COM              454089103     8,425       290,000  SH        SOLE         N/A       290,000 0    0
JPMORGAN CHASE & CO           COM              46625H100    21,910       500,000  SH        SOLE         N/A       500,000 0    0
KANSAS CITY SOUTHERN          COM NEW          485170302    20,530       775,000  SH        SOLE         N/A       775,000 0    0
LDK SOLAR CO LTD              SPONSORED ADR    50183L107    12,930     1,500,000  SH        SOLE         N/A     1,500,000 0    0
MOLSON COORS BREWING CO       CL B             60871R209    98,626     2,026,000  SH        SOLE         N/A     2,026,000 0    0
MONSANTO CO NEW               COM              61166W101    30,960       400,000  SH        SOLE         N/A       400,000 0    0
MORGAN STANLEY INDIA INVS FD  COM              61745C105     3,714       175,000  SH        SOLE         N/A       175,000 0    0
MYRIAD GENETICS INC           COM              62855J104    20,283       740,000  SH        SOLE         N/A       740,000 0    0
REGIONS FINANCIAL CORP NEW    COM              7591EP100    64,895    10,450,000  SH        SOLE         N/A    10,450,000 0    0
ROVI CORP                     COM              779376102   109,267     3,252,000  SH        SOLE         N/A     3,252,000 0    0
SOLUTIA INC                   COM NEW          834376501    11,580     1,000,000  SH        SOLE         N/A     1,000,000 0    0
TEMPUR PEDIC INTL INC         COM              88023U101    38,132     2,013,300  SH        SOLE         N/A     2,013,300 0    0
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209    40,448       800,000  SH        SOLE         N/A       800,000 0    0
UNION PAC CORP                COM              907818108    40,845       700,000  SH        SOLE         N/A       700,000 0    0

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